Annual Total Returns - BlackRock China A Opportunities Fund (Class K) [BarChart] - Class K - BlackRock China A Opportunities Fund - Class K	Feb. 26, 2021
Bar Chart Table:
Annual Return 2019	44.39%
Annual Return 2020	48.61%